Equity (Details 1) - shares	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Shares outstanding	797,207,834	797,207,834
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	27	665,408
Changes in shares	(665,381)
Total [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	797,207,807	796,542,426
Changes in shares	665,381
Common shares member
IfrsStatementLineItems [Line Items]
Shares outstanding	451,668,652	451,668,652
Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	345,060,365	344,394,984
Changes in shares	665,381
Class B Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	478,790	478,790